Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Taxation on Ordinary Activities	(a) Summary of taxation on ordinary activities

	2025 £m	2024 £m	2023 £m
UK corporation tax	17	24	32
Comprising:
– current year tax expense	15	15	20
– adjustments in respect of prior periods	2	9	12
Overseas tax	2,059	2,679	2,779
Comprising:
– current year tax expense	2,355	2,571	2,804
– adjustments in respect of prior periods	(296)	108	(25)
Current tax	2,076	2,703	2,811
Pillar Two income tax (note 10(h))	82	79	—
Total current tax	2,158	2,782	2,811
Deferred tax	(64)	(2,425)	(5,683)
Comprising:
– deferred tax relating to origination and reversal of temporary differences	138	(2,176)	(5,577)
– deferred tax relating to changes in tax rates	(202)	(249)	(106)
	2,094	357	(2,872)

Summary of Factors Affecting Taxation Charge	The taxation charge differs from the standard rate of corporation tax in the UK of 25.0% for 2025, 25.0% for 2024 and 23.5% for 2023. The major causes of this difference are listed below:

	2025		2024		2023
	£m	%	£m	%	£m	%
Profit/(loss) before tax	9,859		3,538		(17,061)
Less: share of post-tax results of associates and joint ventures (see note 9)	(1,681)		(1,900)		(585)
	8,178		1,638		(17,646)
Tax at 25% (2024: 25.0%; 2023: 23.5%) on the above	2,044	25.0	410	25.0	(4,147)	23.5
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	(109)	(1.3)	395	24.1	619	(3.5)
Other national tax charges	248	3.0	277	16.9	310	(1.8)
Pillar Two income taxes	82	1.0	79	4.8	—	—
Permanent differences	(127)	(1.6)	(71)	(4.3)	845	(4.8)
Overseas withholding taxes	182	2.2	168	10.3	179	(1.0)
Double taxation relief on UK profits	(38)	(0.5)	(30)	(1.8)	(46)	0.3
Unutilised/(utilised) tax losses	(29)	(0.4)	33	2.0	(15)	0.1
Adjustments in respect of prior periods	(294)	(3.5)	117	7.1	(13)	0.1
Deferred tax relating to changes in tax rates	(202)	(2.5)	(249)	(15.2)	(106)	0.6
Additional net deferred tax charges/(credits)	337	4.2	(772)	(47.1)	(498)	2.8
	2,094	25.6	357	21.8	(2,872)	16.3

Summary of Tax on Items Recognised Directly in Other Comprehensive Income	(f) Tax on items recognised directly in other comprehensive income

	2025 £m	2024 £m	2023 £m
Current tax	(5)	(6)	(5)
Deferred tax	(8)	(18)	12
(Charged)/credited to other comprehensive income	(13)	(24)	7